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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

December 16, 2022

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harbor Funds (the “Registrant”)

Securities Act File No. 033-05852

Post-Effective Amendment No. 170

Investment Company Act File No. 811-4676

Amendment No. 172

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 170 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 172 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made in connection with the annual update for Harbor Convertible Securities Fund (the “Fund”) to incorporate the Fund’s change in subadviser and related investment strategy changes reflected in a previous supplement and to make certain other changes. Financial highlights and other financial information will be updated in a subsequent Post-Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act in February 2023.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron